Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Fair Values Of Derivative Instruments

		Fair Value at December 31,
	Balance Sheet Location	2011	2010

Asset derivatives not designated as hedging instruments:
Commodity contracts	Other current assets	$5,071	$—
Foreign exchange contracts	Other current assets	—	266

Total asset derivatives not designated as hedging instruments		$5,071	$266

Liability derivatives designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	$(21,100)	$(8,900)
Commodity contracts	Deferred credits and other liabilities	—	(54,800)

Total liability derivatives designated as hedging instruments		(21,100)	(63,700)

Liability derivatives not designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	—	(2,961)
Foreign exchange contracts	Accrued expenses and other current liabilities	(334)	—

Total liability derivatives not designated as hedging instruments		(334)	(2,961)

Total liability derivatives		$(21,434)	$(66,661)

Derivatives In Cash Flow Hedging Relationships

Derivatives in Cash Flow Hedging Relationships	Statement of Earnings Location	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)			Amount of Gain or (Loss) Reclassified from Accumulated OCI into Earnings (Effective Portion)			Amount of Gain or (Loss) Recognized in Earnings on Derivative (Ineffective Portion)
		2011	2010	2009	2011	2010	2009	2011	2010	2009

Commodity contracts	Cost of products sold	$(8,454)	$(29,957)	$(48,616)	$(37,093)	$(35,141)	$(40,543)	$600	$600	$(1,700)

Derivatives Not Designated As Hedging Instruments

		Amount of Gain or (Loss) Recognized in Earnings on
Derivatives Not Designated as Hedging Instruments	Statement of Earnings Location	Derivative
		2011	2010	2009

Commodity contracts	Cost of products sold	$11,757	$(1,417)	$(4,887)

Foreign exchange contracts	Cost of products sold	(665)	907	(3,050)

Total		$11,092	$(510)	$(7,937)